Cover	Mar. 28, 2023
Cover [Abstract]
Entity Registrant Name	My City Builders, Inc.
Entity Central Index Key	0001556801
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 28, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55233
Entity Address Address Line 1	100
Entity Address Address Line 2	Biscayne Blvd.
Entity Address Address Line 3	#1611
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Local Phone Number	553-4006
Soliciting Material	false
Pre Commencement Tender Offer	false